Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor
Cash Flows from Operating Activities
Net income	$ 13,019	$ 41,185	$ 20,668	$ 131,724
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	81,539	141,015	29,800	67,780
Loss on disposal of property, plant and equipment	156	(268)	39	99
Equity-based compensation expense	4,098	4,248	15,112	6,699
Excess tax benefits from stock-based compensation		(873)	(12,427)	(15,660)
Loss on early debt extinguishment		8,307	10,069	19,091
Equity in earnings of unconsolidated subsidiary	(276)	(379)	(143)	(347)
Dividends received		611	427	403
Deferred income taxes	(4,131)	31,932	345	(1,179)
Changes in operating assets/liabilities, net of acquisitions:
Trade and other accounts receivable	(4,730)	(81,857)	(10,149)	(22,241)
Parts and supplies inventory	884	643	(116)	(572)
Prepaids and other current assets	641	5,839	(8,569)	905
Accounts payable and accrued liabilities	7,019	65,777	25,337	(3,116)
Insurance accruals	16,602	255	(2,418)	1,958
Net cash provided by operating activities	114,821	216,435	67,975	185,544
Cash Flows from Investing Activities
Merger, net of cash received	(2,844,221)
Purchases of property, plant and equipment	(46,351)	(60,215)	(18,496)	(49,121)
Proceeds from sale of property, plant and equipment	216	7,220	55	198
Acquisition of businesses, net of cash received	(84,375)	(193,002)	(94,870)	(119,897)
Net change in insurance collateral	9,927	91,940	23,036	(503)
Other investing activities	(1,172)	14	816	10,458
Net cash used in investing activities	(2,965,976)	(154,043)	(89,459)	(158,865)
Cash Flows from Financing Activities
EVHC issuance of class A common stock		334	559	6,907
Borrowings under senior secured credit facility	1,440,000	130,000		425,000
Proceeds from issuance of senior subordinated notes	950,000	450,000
Proceeds from CD&R equity investment	887,051
Capital contributions	4,978
Repayments of capital lease obligations and other debt	(426,772)	(283,616)	(4,116)	(458,886)
Dividend paid		(428,782)
Equity issuance costs	(31,878)
Debt issue costs	(117,805)	(21,219)		(12,085)
Payment for debt extinguishment premiums				(14,513)
Excess tax benefits from stock-based compensation		873	12,427	15,660
Class A common stock repurchased as treasury stock		(511)	(2,440)	(1,684)
Proceeds from noncontrolling interest		6,530
Net change in bank overdrafts	(6,944)	7,808	14,241	(32,605)
Net cash (used in) provided by financing activities	2,698,630	(138,583)	20,671	(72,206)
Change in cash and cash equivalents	(152,525)	(76,191)	(813)	(45,527)
Cash and cash equivalents, beginning of period	286,548	134,023	287,361	332,888
Cash and cash equivalents, end of period	134,023	57,832	286,548	287,361
Cash paid for interest	83,922	154,984	7,533	29,221
Net cash paid (refunds received) for taxes	$ 9,537	$ (20,463)	$ 5,366	$ 70,982